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                                                              EXTERNAL FEE FUNDS

                        FRANK RUSSELL INVESTMENT COMPANY
                         SUPPLEMENT DATED MARCH 20, 1996

                      TO THE PROSPECTUS DATED APRIL 1, 1995
                   (AS SUPPLEMENTED THROUGH JANUARY 18, 1996)

Effective March 20, 1996 the Equity I Fund will be managed by the following Money Managers:

     Alliance Capital Management L.P., 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of July 22, 1994, 49% of The Equitable was owned by Axa, a French insurance holding company.

     BZW Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105, is an indirect, wholly owned subsidiary of Barclays Bank PLC.

     Columbus Circle Investors, Metro Center, One Station Place, 8th Floor, Stamford, CT 06902, a separate subpartnership of PIMCO Advisors L.P. ("Partnership"). PIMCO Partners, G.P. is the sole general partner of the Partnership. Pacific Financial Asset Management Corporation indirectly holds a majority interest in PIMCO Partners, G.P., with the remainder held indirectly by a group comprised of PIMCO Managing Directors.

     Equinox Capital Management, Inc., 399 Park Ave., 28th Floor, New York, NY 10022. Equinox is a registered investment advisor with majority ownership held by Ron Ulrich.

     INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 300, Atlanta, GA 30309, a corporation whose indirect parent is INVESCO, PLC, a London based financial services holding company.

     Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc. is a division of Lincoln Capital Management Company, and is a registered investment advisor with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.
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     Suffolk Capital Management, Inc., 250 West 57th Street, Suite 1116, New
     York, NY 10107. Suffolk Capital Management, Inc. is a registered investment advisor and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

     Trinity Investment Management Corp., 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

     Wellington Management Company, 75 State Street, Boston, MA 02109, is a private Massachusetts general partnership, of which the following persons are managing partners: Robert W. Doran, Duncan W. McFarland, and John B. Neff.
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                                                              INTERNAL FEE FUNDS

                        FRANK RUSSELL INVESTMENT COMPANY
                         SUPPLEMENT DATED MARCH 20, 1996

                      TO THE PROSPECTUS DATED APRIL 1, 1995
                   (AS SUPPLEMENTED THROUGH JANUARY 18, 1996)

Effective March 20, 1996 the Diversified Equity Fund will be managed by the following Money Managers:

     Alliance Capital Management L.P., 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of July 22, 1994, 49% of The Equitable was owned by Axa, a French insurance holding company.

     BZW Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105, is an indirect, wholly owned subsidiary of Barclays Bank PLC.

     Columbus Circle Investors, Metro Center, One Station Place, 8th Floor, Stamford, CT 06902, a separate subpartnership of PIMCO Advisors L.P. ("Partnership"). PIMCO Partners, G.P. is the sole general partner of the Partnership. Pacific Financial Asset Management Corporation indirectly holds a majority interest in PIMCO Partners, G.P., with the remainder held indirectly by a group comprised of PIMCO Managing Directors.

     Equinox Capital Management, Inc., 399 Park Ave., 28th Floor, New York, NY 10022. Equinox is a registered investment advisor with majority ownership held by Ron Ulrich.

     INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 300, Atlanta, GA 30309, a corporation whose indirect parent is INVESCO, PLC, a London based financial services holding company.

     Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc. is a division of Lincoln Capital Management Company, and is a registered investment advisor with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.
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     Suffolk Capital Management, Inc., 250 West 57th Street, Suite 1116, New
     York, NY 10107. Suffolk Capital Management, Inc. is a registered investment advisor and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

     Trinity Investment Management Corp., 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

     Wellington Management Company, 75 State Street, Boston, MA 02109, is a private Massachusetts general partnership, of which the following persons are managing partners: Robert W. Doran, Duncan W. McFarland, and John B. Neff.

Effective March 20, 1996 the Tax Free Money Market Fund will be managed by the following Money Manager:

     Weiss, Peck & Greer, L.L.C., One New York Plaza, 30th Floor, New York, NY 10004, a registered investment adviser which is wholly owned by its principals.
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                                                             SPECIALTY FEE FUNDS

                        FRANK RUSSELL INVESTMENT COMPANY
                         SUPPLEMENT DATED MARCH 20, 1996

                      TO THE PROSPECTUS DATED JUNE 30, 1995
                   (AS SUPPLEMENTED THROUGH DECEMBER 22, 1995)

Effective March 20, 1996 the Tax Free Money Market Fund will be managed by the following Money Manager:

     Weiss, Peck & Greer, L.L.C., One New York Plaza, 30th Floor, New York, NY 10004, a registered investment adviser which is wholly owned by its principals.